Current Financial Assets - Movement in current financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in current financial assets
Current financial assets, beginning balance	$ 10,000,880	$ 0
Additions		10,000,880
Impairment	$ (10,000,880)
Current financial assets, ending balance		$ 10,000,880